Convertible Debentures (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of convertible debentures

As at	October 31, 2024	October 31, 2023
	$	$
Convertible debentures, beginning of period	8,708	7,466
Settlement of convertible debenture in equity	(5,025)	-
Repayment of convertible debenture	(3,512)	-
Settlement of convertible debenture in services	(182)	(505)
Other settlement of convertible debenture	(182)	-
Accretion on convertible debentures	193	1,747
Total	-	8,708